TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) before taxes on income:
Domestic	$ (179)	$ (2,515)	$ (84)
Foreign	4,099	6,040	4,535
Income before taxes on income	$ 3,920	$ 3,525	$ 4,451